Property, Plant and Equipment (Tables)	12 Months Ended
Jan. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of Detailed Information About Property, Plant and Equipment
	31 January 2021 NZ$000’s	31 January 2020 NZ$000’s
Leasehold Improvements
At cost	8,598	11,456
Accumulated depreciation and impairment	(7,898)	(9,690)
	700	1,766
Plant, furniture, fittings and motor vehicles
At cost	25,610	24,850
Accumulated depreciation	(23,333)	(23,579)
	2,277	1,271

Total property, plant and equipment	2,977	3,037

Disclosure of Detailed Information About Movements in Carrying Amounts of Property, Plant and Equipment

Movement in the carrying amounts for each class of property, plant and equipment between the beginning and the end of the current financial period:

	Leasehold improvements NZ$000’s	Plant, furniture, fittings and motor vehicles NZ$000’s	Total NZ$000’s
Year ended 31 January 2021
Balance at the beginning of year	1,766	1,271	3,037
Additions	23	1,475	1,498
Disposals	(131)	(6)	(137)
Depreciation expense	(640)	(458)	(1,098)
Reclassification	-	-	-
Impairment loss	(341)	-	(341)
Adjustment to make good asset	-	-	-
Foreign exchange movements	23	(5)	18
Balance at the end of the year	700	2,277	2,977

Year ended 31 January 2020
Balance at the beginning of year	3,264	499	3,763
Additions	191	1,103	1,294
Disposals	(28)	(324)	(352)
Depreciation expense	(461)	(877)	(1,338)
Reclassification	(1,070)	1,120	50
Impairment loss	(213)	(278)	(491)
Adjustment to make good asset	14	-	14
Foreign exchange movements	69	28	97
Balance at the end of the year	1,766	1,271	3,037